Investment Strategy - WisdomTree Alternative Income Fund	Jul. 18, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

The Index is provided by Gapstow Capital Partners, L.P. (the “Index Provider”) and is designed to provide diversified exposure to private credit and other alternative credit investments. The Index is composed of registered closed-end investment companies (“CEFs”), including CEFs that have elected to be regulated as “business development companies” (“BDCs” and, together with CEFs, the “Underlying Funds”) under the Investment Company Act of 1940 (the “1940 Act”), and real estate investment trusts regulated under the Internal Revenue Code of 1986, as amended (the “Code”) (“REITs” and, together with Underlying Funds, the “Vehicles” and individually a “Vehicle”) that are listed and publicly traded on a major U.S. stock exchange.

To be eligible for inclusion in the Index, a Vehicle must: (i) be registered under the Securities Act of 1933, as amended (the “Securities Act”), (ii) be listed and publicly traded on a major U.S. stock exchange, (iii) have intra-day pricing provided by such exchange, (iv) have traded for at least the most recent 90 calendar days, (v) have a permanent capital structure (i.e., Vehicles that have a relatively stable number of shares outstanding, such as a CEF that rarely issues new shares or redeems existing shares), (vi) be perpetual (i.e., without set maturity or termination dates such as target or term funds), (vii) not invest primarily in other Vehicles (e.g., not be a CEF that invests primarily in other CEFs), (viii) have a stated objective of investing primarily in private credit loans (including corporate loans, commercial real estate loans, and non-agency residential mortgages) or other forms of alternative credit investments (including public high-yield corporate bonds (“junk bonds”), broadly-syndicated loans, collateralized loan obligations, mortgage-backed securities, and other asset-backed securities), (ix) have a six-month average daily market capitalization of greater than $100 million, and (x) have a six-month average daily trading volume greater than $750,000.

Vehicles meeting the foregoing requirements are classified based on the Vehicle’s investment holdings in the following alternative credit sectors: (i) private corporate lending, (ii) commercial real estate lending, (iii) non-agency real estate debt, (iv) public corporate debt, (v) agency real estate debt, and (vi) multi-sector alternative credit. The target number of Vehicles in each of the listed sectors ranges from three to seven. On each rebalancing date, the Index methodology seeks an allocation in which 60% of the constituent Vehicles are focused on private credit investment opportunities (private corporate lending, commercial real estate lending, and non-agency real estate debt) and 40% of the constituent Vehicles are focused primarily on other alternative credit investments. The allocation of constituents in the Index may vary from this target allocation between rebalancing dates.

At the time of inclusion in the Index, at least 75% of a Vehicle’s investment holdings must provide exposure to a foregoing sector to be classified within that sector. Within each sector, eligible Vehicles are selected based on market capitalization until approximately thirty-five (35) Vehicles spanning the foregoing sectors are included as constituents.

Constituents in the Index are equal-weighted. The Index is rebalanced quarterly and reconstituted semi-annually.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.